UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Equity Trust
(Exact name of registrant as specified in charter)
125 Broad Street, New York, NY 10004
(Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
Legg Mason & Co., LLC
300 First Stamford Place
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.
The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2007	Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

   Semi-Annual Report • June 30, 2007
What’s
Inside

Portfolio Objective

The Portfolio seeks long-term growth of capital. The investment objective of the Portfolio is non-fundamental and may be changed by the Portfolio’s Board of Trustees without the approval of shareholders or Policy holders.

Letter from the Chairman	I

Fund at a Glance	1

Fund Expenses	2

Schedule of Investments	4

Statement of Assets and Liabilities	11

Statement of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	14

Notes to Financial Statements	15

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and
Chief Executive Officer

Dear Shareholder,

The U.S. economy weakened during the six-month reporting period ended June 30, 2007. U.S. gross domestic product (“GDP”)[i] expanded 2.5% in the fourth quarter of 2006. In the first quarter of 2007, GDP growth was a tepid 0.6%, according to the U.S. Commerce Department. This is the lowest growth rate since the fourth quarter of 2002. While consumer spending remained fairly solid, ongoing troubles in the housing market continued to negatively impact the economy. The advance estimate for second quarter 2007 GDP growth was a solid 3.4%, its fastest rate since the first quarter of 2006. While consumer spending slowed, this was offset by a sharp increase in business spending and exports.

After increasing the federal funds rateii to 5.25% in June 2006 — the 17th consecutive rate hike — the Federal Reserve Board (“Fed”)iii held rates steady at its last eight meetings. In its statement accompanying the June 2007 meeting, the Fed stated: “The economy seems likely to continue to expand at a moderate pace over coming quarters. . . . Readings on core inflation have improved modestly in recent months. However, a sustained moderation in inflation pressures has yet to be convincingly demonstrated. . . . In these circumstances, the Committee’s predominant policy concern remains the risk that inflation will fail to moderate as expected.”
Despite concerns regarding the economy and increased volatility in the financial markets, stock prices generally rose during the six-month reporting period. Stocks began the year on a positive note, as the S&P 500 Indexiv hit a six-year high in January 2007. Stock prices rose on the back of optimism for continued solid corporate profits and hopes for a soft economic landing. The U.S. stock market’s ascent continued during much of February 2007, before a sharp decline at the end of the month. This was, in part, triggered by an 8.8% fall in China’s stock market on February 28th, its worst one-day performance in 10 years. After a modest increase in March
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value      I

2007, U.S. stock prices rallied in April and May, thanks, in part, to surprisingly strong first quarter corporate profits. Stocks then gave up some ground in June due to continued weakness in the housing market, troubles in the subprime mortgage market and expectations that the Fed would not lower short-term interest rates in 2007. All told, the S&P 500 Index returned 6.96% during the six months ended June 30, 2007.
Looking at the U.S. stock market more closely, mid-cap stocks outperformed their large- and small-cap counterparts, as the Russell Midcap[v], Russell 1000vi, and Russell 2000vii Indexes returned 9.90%, 7.18% and 6.45%, respectively, for the six months ended June 30, 2007. From an investment style perspective, growth stocks outperformed value stocks, with the Russell 3000 Growthviii and Russell 3000 Valueix Indexes returning 8.22% and 6.01%, respectively.
International equities also generated positive results during the reporting period and outperformed their U.S. counterparts. During the six-month period ended June 30, 2007, the MSCI EAFE Index[x] returned 10.74%. As was the case in the U.S., international equities experienced periods of volatility. However, they rallied throughout much of the period due to positive economic news, solid corporate profits and a very active merger and acquisition environment.
Since the close of the reporting period, the U.S. fixed-income markets have experienced a period of extreme volatility which has negatively impacted market liquidity conditions. Initially, the concern on the part of market participants was limited to the subprime segment of the mortgage-backed market. However, these concerns have since broadened to include a wider range of financial institutions and markets. As a result, domestic and international equity markets have also experienced heightened volatility in recent weeks.

II     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Performance Review

For the six months ended June 30, 2007, Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value[1] returned 6.14%. In comparison, the Portfolio’s unmanaged benchmarks, the Russell 3000 Indexxi, the MSCI EAFE Index, the MSCI World Indexxii and the S&P 500 Index, returned 7.11%, 10.74%, 9.17%, and 6.96%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average[2] increased 7.21% over the same time period.

Performance Snapshot as of June 30, 2007 (unaudited)

Six Months

MDP — Global All Cap Growth and Value[1]	6.14%

Russell 3000 Index	7.11%

MSCI EAFE Index	10.74%

MSCI World Index	9.17%

S&P 500 Index	6.96%

Lipper Variable Large-Cap Core Funds Category Average	7.21%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. Performance figures reflect expense reimbursements and/or fee waivers, without which the performance would have been lower. Portfolio returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all Portfolio expenses.

Total Annual Operating Expenses (unaudited)

As of the Portfolio’s most current prospectus dated April 30, 2007, the gross total operating expenses for the Portfolio were 1.09%. As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage taxes and extraordinary expenses, to average net assets of shares will not exceed 1.00%.
Special Shareholder Notices

Effective June 6, 2007, the Fund’s subadviser, ClearBridge Advisors, LLC, appointed Robert Feitler and Dmitry Khaykin to co-manage the Large Cap Value segment of the Portfolio. Mr. Feitler joined ClearBridge or its affiliates or predecessor firms in 1995. Mr. Khaykin joined ClearBridge or its affiliates or predecessor firms in 2003.

[1]	The Portfolio is an underlying investment option of various variable annuity and variable life insurance products. The Portfolio’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Portfolio. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2007, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 205 funds in the Portfolio’s Lipper category.
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value      III

With a goal of moving the mutual funds formerly advised by Citigroup Asset Management (“CAM”) to a more cohesive and rational operating platform, Legg Mason, Inc. recommended a number of governance- and investment-related proposals to streamline and restructure the funds. The Boards of Directors/ Trustees of the affected funds have carefully considered and approved these proposals and, where required, have obtained shareholder approval. As such, the following changes became effective during the month of April 2007:

•	Funds Redomiciled and Single Form of Organization Adopted: The legacy CAM funds have been redomiciled to a single jurisdiction and a single form of corporate structure has been introduced. Equity funds have been grouped for organizational and governance purposes with other funds in the fund complex that are predominantly equity funds, and fixed-income funds have been grouped with other funds that are predominantly fixed-income funds. Additionally, the funds have adopted a single form of organization as a Maryland business trust, with all funds operating under uniform charter documents.
•	New Boards Elected: New Boards have been elected for the legacy CAM funds. The 10 Boards previously overseeing the funds have been realigned and consolidated into 2 Boards, with the remaining Boards each overseeing a distinct asset class or product type: equity or fixed income.
•	Revised Fundamental Investment Policies Instituted: A uniform set of fundamental investment policies has been instituted for most funds, to the extent appropriate. Please note, however, that each fund will continue to be managed in accordance with its prospectus and statement of additional information, as well as any policies or guidelines that may have been established by the fund’s Board or investment manager.

On August 8, 2007, the Board of Trustees of Legg Mason Partners Variable Equity Trust approved changes to the Fund’s investment objective and investment strategies. In connection with the new investment objective and strategies, the Fund’s name and portfolio managers will change. The new name, investment objective and investment strategies will become effective on November 12, 2007.
The Fund’s name will change to “Legg Mason Partners Variable Global Equity Portfolio.” The Fund’s investment objective remains long-term capital growth. The Fund will invest primarily in the common stock of U.S. and non-U.S. issuers, particularly issuers located in countries included in the

IV     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Morgan Stanley Capital International World Index (the “MSCI World Index”). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. Under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities. Although the Fund will invest primarily in securities with a market capitalization of greater than U.S. $15 billion, the Fund may invest in securities of any market capitalization, including mid-cap and small-cap securities.

Information About Your Portfolio

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Portfolio’s manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Portfolio’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Portfolio is not in a position to predict the outcome of these requests and investigations.

Important information with regard to recent regulatory developments that may affect the Portfolio is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,
R. Jay Gerken, CFA
Chairman, President and Chief Executive Officer
August 8, 2007
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value      V

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS: Diversification does not assure against loss. The Portfolio may invest in small- and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Portfolio may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Portfolio performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuation. These risks are magnified in emerging markets. Please see the Portfolio’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product (“GDP”) is the market value of all final goods and services produced within a country in a given period of time.

ii	The federal funds rate is the rate charged by one depository institution on an overnight sale of immediately available funds (balances at the Federal Reserve) to another depository institution; the rate may vary from depository institution to depository institution and from day to day.

iii	The Federal Reserve Board (“Fed”) is responsible for the formulation of policies designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vi	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

vii	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values.

[x]	The MSCI EAFE Index is a free float-adjusted market capitalization index designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI EAFE Index consists of the following 21 developed market country indices: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom.

xi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xii	The MSCI World Index is an unmanaged index considered representative of growth stocks of developed countries. Index performance is calculated with net dividends.
VI     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Fund at a Glance (unaudited)

Investment Breakdown
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      1

Fund Expenses (unaudited)
Example
As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2007 and held for the six months ended June 30, 2007.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Beginning	Ending	Annualized	Expenses
Actual Total	Account	Account	Expense	Paid During
Return(2)	Value	Value	Ratio	the Period(3)

6.14%	$1,000.00	$1,061.40	0.82%	$4.19

(1)	For the six months ended June 30, 2007.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total return does not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
2     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

Hypothetical	Beginning	Ending	Annualized	Expenses
Annualized	Account	Account	Expense	Paid During
Total Return	Value	Value	Ratio	the Period(2)

5.00%	$1,000.00	$1,020.73	0.82%	$4.11

(1)	For the six months ended June 30, 2007.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      3

Schedule of Investments (June 30, 2007) (unaudited)
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO –
GLOBAL ALL CAP GROWTH AND VALUE

Shares	Security	Value

COMMON STOCKS — 92.6%
CONSUMER DISCRETIONARY — 15.6%
Automobiles — 0.4%
11,050	Honda Motor Co., Ltd., ADR	$401,005

Hotels, Restaurants & Leisure — 0.6%
12,116	McDonald’s Corp.	615,008

Household Durables — 0.5%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	449,438

Internet & Catalog Retail — 2.0%
12,500	Amazon.com Inc.*	855,125
20,125	Expedia Inc.*	589,461
14,665	IAC/InterActiveCorp.*	507,556

	Total Internet & Catalog Retail	1,952,142

Media — 9.4%
25,370	Cablevision Systems Corp., New York Group, Class A Shares*	918,140
1,882	Citadel Broadcasting Corp.	12,139
33,037	Comcast Corp., Special Class A Shares*	923,715
8,599	Discovery Holding Co., Class A Shares*	197,691
6,550	EchoStar Communications Corp., Class A Shares*	284,073
13,240	Grupo Televisa SA, ADR	365,556
	Liberty Global Inc.:
5,516	Series A Shares*	226,377
989	Series C Shares*	38,868
7,323	Liberty Media Holding Corp., Capital Group, Series A Shares*	861,771
55,620	Liberty Media Holding Corp., Interactive Group, Series A Shares*	1,241,995
54,180	News Corp., Class B Shares	1,242,889
78,735	Time Warner Inc.	1,656,584
24,515	Walt Disney Co.	836,942
5,290	WPP Group PLC, ADR	395,427

	Total Media	9,202,167

Multiline Retail — 0.3%
4,730	Target Corp.	300,828

Specialty Retail — 2.4%
13,810	Bed Bath & Beyond Inc.*	497,022
27,460	Charming Shoppes Inc.*	297,392
38,165	Home Depot Inc.	1,501,793

	Total Specialty Retail	2,296,207

	TOTAL CONSUMER DISCRETIONARY	15,216,795

See Notes to Financial Statements.
4     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

CONSUMER STAPLES — 8.0%
Beverages — 2.5%
23,030	Coca-Cola Co.	$1,204,699
5,050	Diageo PLC, ADR	420,716
12,145	PepsiCo Inc.	787,603

	Total Beverages	2,413,018

Food & Staples Retailing — 1.3%
14,750	Tesco PLC, ADR	374,281
9,300	Wal-Mart de Mexico SA de CV, Series V Shares, ADR	352,005
12,000	Wal-Mart Stores Inc.	577,320

	Total Food & Staples Retailing	1,303,606

Food Products — 2.1%
22,940	Groupe Danone, ADR	373,004
7,819	Kraft Foods Inc., Class A Shares	275,620
6,200	Nestle SA, ADR	593,495
15,487	Wm. Wrigley Jr. Co.	856,586

	Total Food Products	2,098,705

Household Products — 1.3%
6,725	Kimberly-Clark Corp.	449,835
12,723	Procter & Gamble Co.	778,521

	Total Household Products	1,228,356

Tobacco — 0.8%
11,300	Altria Group Inc.	792,582

	TOTAL CONSUMER STAPLES	7,836,267

ENERGY — 6.9%
Energy Equipment & Services — 2.2%
7,515	Grant Prideco Inc.*	404,532
10,600	Halliburton Co.	365,700
3,500	Noble Corp.	341,320
19,370	Weatherford International Ltd.*	1,069,999

	Total Energy Equipment & Services	2,181,551

Oil, Gas & Consumable Fuels — 4.7%
25,700	Anadarko Petroleum Corp.	1,336,143
8,270	BP PLC, ADR	596,598
5,885	ConocoPhillips	461,973
7,750	Exxon Mobil Corp.	650,070
3,400	Suncor Energy Inc.	305,728
14,990	Total SA, ADR	1,213,890

	Total Oil, Gas & Consumable Fuels	4,564,402

	TOTAL ENERGY	6,745,953

See Notes to Financial Statements.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      5

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 14.9%
Capital Markets — 4.6%
7,500	Bank of New York Co. Inc.	$310,800
1,680	Goldman Sachs Group Inc.	364,140
15,570	Lehman Brothers Holdings Inc.	1,160,276
21,440	Merrill Lynch & Co. Inc.	1,791,955
18,510	Nomura Holdings Inc., ADR	359,464
8,080	UBS AG	484,881

	Total Capital Markets	4,471,516

Commercial Banks — 3.2%
4,780	Bank of Ireland, ADR	387,897
600	Comerica Inc.	35,682
4,070	HSBC Holdings PLC, ADR	373,504
55,210	Mitsubishi UFJ Financial Group Inc., ADR	608,414
20,500	National Bank of Greece SA, ADR	234,930
14,380	United Overseas Bank Ltd., ADR	411,268
9,946	Wachovia Corp.	509,733
16,000	Wells Fargo & Co.	562,720

	Total Commercial Banks	3,124,148

Consumer Finance — 2.1%
11,740	American Express Co.	718,253
8,900	Capital One Financial Corp.	698,116
4,610	ORIX Corp., ADR	614,237

	Total Consumer Finance	2,030,606

Diversified Financial Services — 1.5%
10,662	Bank of America Corp.	521,265
8,510	ING Groep NV, ADR	374,185
12,185	JPMorgan Chase & Co.	590,363

	Total Diversified Financial Services	1,485,813

Insurance — 3.5%
7,000	AFLAC Inc.	359,800
19,450	American International Group Inc.	1,362,083
9,095	AXA, ADR	391,449
92	Berkshire Hathaway Inc., Class B Shares*	331,660
7,900	Chubb Corp.	427,706
14,000	Marsh & McLennan Cos. Inc.	432,320
1,750	Travelers Cos. Inc.	93,625

	Total Insurance	3,398,643

	TOTAL FINANCIALS	14,510,726

See Notes to Financial Statements.
6     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 14.0%
Biotechnology — 6.1%
730	Alkermes Inc.*	$10,658
21,970	Amgen Inc.*	1,214,721
35,505	Biogen Idec Inc.*	1,899,518
9,550	Genentech Inc.*	722,553
15,515	Genzyme Corp.*	999,166
17,000	ImClone Systems Inc.*	601,120
49,130	Millennium Pharmaceuticals Inc.*	519,304

	Total Biotechnology	5,967,040

Health Care Equipment & Supplies — 0.4%
5,800	Smith & Nephew PLC, ADR	359,774

Health Care Providers & Services — 2.4%
35,440	UnitedHealth Group Inc.	1,812,402
6,300	WellPoint Inc.*	502,929

	Total Health Care Providers & Services	2,315,331

Pharmaceuticals — 5.1%
6,500	Abbott Laboratories	348,075
19,790	Forest Laboratories Inc.*	903,413
10,030	GlaxoSmithKline PLC, ADR	525,271
17,520	Johnson & Johnson	1,079,582
13,200	Novartis AG, ADR	740,124
4,110	Novo-Nordisk A/S, ADR	446,593
38,600	Pfizer Inc.	987,002

	Total Pharmaceuticals	5,030,060

	TOTAL HEALTH CARE	13,672,205

INDUSTRIALS — 8.7%
Aerospace & Defense — 2.0%
5,270	Boeing Co.	506,763
11,770	L-3 Communications Holdings Inc.	1,146,280
6,250	Raytheon Co.	336,813

	Total Aerospace & Defense	1,989,856

Building Products — 0.3%
10,000	Masco Corp.	284,700

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	425,472

See Notes to Financial Statements.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      7

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Industrial Conglomerates — 5.0%
50,775	General Electric Co.	$1,943,667
7,620	Hutchison Whampoa Ltd., ADR	380,238
6,350	Textron Inc.	699,199
19,200	Tomkins PLC, ADR	398,784
42,285	Tyco International Ltd.	1,428,810

	Total Industrial Conglomerates	4,850,698

Machinery — 1.0%
14,540	Pall Corp.	668,694
3,400	Parker Hannifin Corp.	332,894

	Total Machinery	1,001,588

	TOTAL INDUSTRIALS	8,552,314

INFORMATION TECHNOLOGY — 15.9%
Communications Equipment — 2.4%
40,070	Cisco Systems Inc.*	1,115,949
13,800	Comverse Technology Inc.*	287,730
32,915	Nokia Oyj, ADR	925,241

	Total Communications Equipment	2,328,920

Computers & Peripherals — 2.3%
28,580	Dell Inc.*	815,959
3,650	International Business Machines Corp.	384,162
9,700	SanDisk Corp.*	474,718
28,476	Seagate Technology	619,923

	Total Computers & Peripherals	2,294,762

Electronic Equipment & Instruments — 0.8%
8,015	Mettler-Toledo International Inc.*	765,513

Internet Software & Services — 1.3%
8,000	eBay Inc.*	257,440
36,500	Yahoo! Inc.*	990,245

	Total Internet Software & Services	1,247,685

Office Electronics — 0.6%
10,915	Canon Inc., ADR	640,056

Semiconductors & Semiconductor Equipment — 4.3%
11,000	Broadcom Corp., Class A Shares*	321,750
150	Cabot Microelectronics Corp.*	5,324
15,830	Cree Inc.*	409,205
51,870	Intel Corp.	1,232,431
56,340	Micron Technology Inc.*	705,940
39,970	Texas Instruments Inc.	1,504,071

	Total Semiconductors & Semiconductor Equipment	4,178,721

See Notes to Financial Statements.
8     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Software — 4.2%
12,660	Advent Software Inc.*	$412,083
15,880	Autodesk Inc.*	747,630
9,400	Electronic Arts Inc.*	444,808
47,870	Microsoft Corp.	1,410,729
11,570	SAP AG, ADR	590,880
14,500	Trend Micro Inc., ADR	465,450

	Total Software	4,071,580

	TOTAL INFORMATION TECHNOLOGY	15,527,237

MATERIALS — 2.7%
Chemicals — 1.4%
6,200	Air Products & Chemicals Inc.	498,294
3,450	BASF AG, ADR	450,950
9,000	E.I. du Pont de Nemours & Co.	457,560

	Total Chemicals	1,406,804

Construction Materials — 0.7%
13,340	CRH PLC, ADR	664,732

Metals & Mining — 0.6%
1,770	Rio Tinto PLC, ADR	541,832

	TOTAL MATERIALS	2,613,368

TELECOMMUNICATION SERVICES — 4.2%
Diversified Telecommunication Services — 1.7%
14,608	AT&T Inc.	606,232
5,599	Embarq Corp.	354,809
15,245	Nippon Telegraph & Telephone Corp., ADR	337,982
5,502	Telefonica SA, ADR	367,313

	Total Diversified Telecommunication Services	1,666,336

Wireless Telecommunication Services — 2.5%
10,550	ALLTEL Corp.	712,652
16,210	SK Telecom Co., Ltd., ADR	443,343
26,984	Sprint Nextel Corp.	558,839
21,590	Vodafone Group PLC, ADR	726,072

	Total Wireless Telecommunication Services	2,440,906

	TOTAL TELECOMMUNICATION SERVICES	4,107,242

UTILITIES — 1.7%
Electric Utilities — 0.7%
12,990	Endesa SA, ADR	686,132

Gas Utilities — 0.4%
189,585	Hong Kong & China Gas, ADR	402,868

See Notes to Financial Statements.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      9

Schedule of Investments (June 30, 2007) (unaudited) (continued)

Shares	Security	Value

Multi-Utilities — 0.6%
9,800	Sempra Energy	$580,454

	TOTAL UTILITIES	1,669,454

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $69,641,132)	90,451,561

Face
Amount

SHORT-TERM INVESTMENT — 7.4%
Repurchase Agreement — 7.4%
$7,164,000	State Street Bank & Trust Co. dated 6/29/07, 4.720% due 7/2/07; Proceeds at maturity — $7,166,818; (Fully collateralized by U.S. Treasury Bonds, 6.250% to 8.000% due 11/15/21 to 8/15/23; Market value — $7,315,700) (Cost — $7,164,000)	7,164,000

	TOTAL INVESTMENTS — 100.0% (Cost — $76,805,132#)	97,615,561
	Other Assets in Excess of Liabilities — 0.0%	46,391

	TOTAL NET ASSETS — 100.0%	$97,661,952

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.
  Abbreviation used in this schedule:
  ADR — American Depositary Receipt
See Notes to Financial Statements.
10     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Statement of Assets and Liabilities (June 30, 2007) (unaudited)

ASSETS:
Investments, at value (Cost — $76,805,132)	$97,615,561
Cash	1,793
Dividends and interest receivable	147,378
Prepaid expenses	381

Total Assets	97,765,113

LIABILITIES:
Investment management fee payable	60,561
Payable for Fund shares repurchased	38,940
Trustees’ fees payable	1,158
Accrued expenses	2,502

Total Liabilities	103,161

Total Net Assets	$97,661,952

NET ASSETS:
Par value (Note 4)	$52
Paid-in capital in excess of par value	74,843,402
Undistributed net investment income	125,758
Accumulated net realized gain on investments	1,882,311
Net unrealized appreciation on investments	20,810,429

Total Net Assets	$97,661,952

Shares Outstanding	5,162,606

Net Asset Value	$18.92

See Notes to Financial Statements.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      11

Statement of Operations (For the six months ended June 30, 2007) (unaudited)

INVESTMENT INCOME:
Dividends	$758,390
Interest	155,817
Less: Foreign taxes withheld	(36,435)

Total Investment Income	877,772

EXPENSES:
Investment management fee (Note 2)	359,196
Distribution fees (Note 2)	119,728
Audit and tax	13,587
Trustees’ fees	6,656
Legal fees	6,422
Shareholder reports	3,612
Insurance	1,069
Custody fees	439
Transfer agent fees	57
Miscellaneous expenses	1,699

Total Expenses	512,465
Less: Fee waivers and/or expense reimbursements (Note 2)	(119,728)

Net Expenses	392,737

Net Investment Income	485,035

REALIZED AND UNREALIZED GAIN ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	1,961,784
Change in Net Unrealized Appreciation/ Depreciation From Investments	3,297,076

Net Gain on Investments	5,258,860

Increase in Net Assets From Operations	$5,743,895

See Notes to Financial Statements.
12     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2007 (unaudited)
and the year ended December 31, 2006

	2007	2006

OPERATIONS:
Net investment income	$485,035	$789,010
Net realized gain	1,961,784	2,991,423
Change in net unrealized appreciation/depreciation	3,297,076	9,000,025

Increase in Net Assets From Operations	5,743,895	12,780,458

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(75,004)	(1,074,520)
Net realized gains	(598,977)	(2,398,051)

Decrease in Net Assets From Distributions to Shareholders	(673,981)	(3,472,571)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	4,303,886	12,413,562
Reinvestment of distributions	673,982	3,472,571
Cost of shares repurchased	(7,823,302)	(12,320,426)

Increase (Decrease) in Net Assets From Fund Share Transactions	(2,845,434)	3,565,707

Increase in Net Assets	2,224,480	12,873,594
NET ASSETS:
Beginning of period	95,437,472	82,563,878

End of period*	$97,661,952	$95,437,472

* Includes undistributed (overdistributed) net investment income of:	$125,758	$(284,273)

See Notes to Financial Statements.
Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report      13

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

	2007(1)		2006(2)		2005	2004	2003(2)	2002(2)(3)

Net Asset Value, Beginning of Period	$17.95		$16.17		$15.44	$14.11	$10.78	$10.00

Income From Operations:
Net investment income	0.09		0.15		0.10	0.07	0.04	0.01
Net realized and unrealized gain	1.01		2.31		0.91	1.38	3.36	0.77

Total Income From Operations	1.10		2.46		1.01	1.45	3.40	0.78

Less Distributions From:
Net investment income	(0.01)		(0.21)		(0.11)	(0.07)	(0.02)	—
Net realized gains	(0.12)		(0.47)		(0.17)	(0.05)	(0.05)	—

Total Distributions	(0.13)		(0.68)		(0.28)	(0.12)	(0.07)	—

Net Asset Value, End of Period	$18.92		$17.95		$16.17	$15.44	$14.11	$10.78

Total Return(4)	6.14%		15.20%		6.54%	10.25%	31.55%	7.80%

Net Assets, End of Period (000s)	$97,662		$95,437		$82,564	$49,381	$10,974	$1,003

Ratios to Average Net Assets:
Gross expenses	1.07	% (5)	1.15	% (6)	1.15%	1.28%	2.56%	52.11	% (5)
Net expenses(7)(8)	0.82	(5)	0.87	(6)	0.90	1.00	1.00	1.00	(5)
Net investment income	1.01	(5)	0.88		0.64	0.75	0.36	0.38	(5)

Portfolio Turnover Rate	2%		18%		18%	10%	6%	2%

(1)	For the six months ended June 30, 2007 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	Included in the expense ratios are certain non-recurring restructuring (and reorganization, if applicable) fees that were incurred by the Fund during the period. Without these fees, the gross and net expense ratios would have been 1.09 % and 0.84%, respectively (Note 8).

(7)	As a result of a voluntary expense limitation, the ratio of expenses, other than interest, brokerage, taxes and extraordinary expenses, to average net assets will not exceed 1.00%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
14     Legg Mason Partners Variable Multiple Discipline Portfolio-Global All Cap Growth and Value 2007 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value (the “Fund”) is a separate diversified investment series of Legg Mason Partners Variable Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Prior to April 30, 2007, the Fund was a separate diversified investment fund of Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust registered under the 1940 Act.
   The Fund is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various life insurance companies, including affiliates of the investment manager, and qualified pension and retirement plans.
   The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report      15

Notes to Financial Statements (unaudited) (continued)
exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (e) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its taxable income and net realized gains, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and ClearBridge Advisors, LLC (“ClearBridge”) is the Fund’s subadviser. LMPFA and ClearBridge are wholly-owned subsidiaries of Legg Mason, Inc. (“Legg Mason”).
   Under the investment management agreement, the Fund pays an investment management fee calculated daily and paid monthly at an annual rate of 0.75% of the Fund’s average daily net assets.
   LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to ClearBridge the day-to-day portfolio management of the Fund, except for the management of cash and short-term instruments. For its services, LMPFA pays ClearBridge 70% of the net management fee it receives from the Fund.
   During the six months ended June 30, 2007, the Fund had an expense limitation in place of 1.00%.
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”) serve as co-distributors of the Fund. LMIS is a wholly owned broker-dealer subsidiary of Legg Mason.
   The Fund has adopted a Rule 12b-1 distribution plan and under that plan, the Fund pays a distribution fee of 0.25% of the Fund’s average daily net assets. These fees are calculated daily and paid monthly.
   During the six months ended June 30, 2007, CGM and LMIS waived all of their distribution fees for the Fund, resulting in waivers of $119,728. The distribution plan fee waiver can be terminated at any time.
16     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2007, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$2,122,900

Sales	7,033,820

   At June 30, 2007, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,591,247
Gross unrealized depreciation	(780,818)

Net unrealized appreciation	$20,810,429

4.	Shares of Beneficial Interest
At June 30, 2007, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Prior to April 27, 2007, the Fund had an unlimited number of shares authorized with a par value of $0.001 per share.
   Transactions in shares of each class were as follows:

	Six Months Ended	Year Ended
	June 30, 2007	December 31, 2006

Shares sold	234,858	734,898
Shares issued on reinvestment	35,642	194,260
Shares repurchased	(425,578)	(718,429)

Net Increase (Decrease)	(155,078)	210,729

5.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against Smith Barney Fund Management, LLC (“SBFM”), the then-investment adviser or manager to the Fund and CGM, relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds, including the Fund (the “Affected Funds”).
   The SEC order found that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940, as amended, and the rules promulgated thereunder (the “Advisers Act”). Specifically, the order found that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Affected Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report      17

Notes to Financial Statements (unaudited) (continued)
Services Group (“First Data”), the Affected Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that CAM, the Citigroup business unit that, at the time, included the Affected Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange, among other things, for a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also found that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Affected Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Affected Funds’ best interests and that no viable alternatives existed.
   SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding. The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order required Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Affected Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Affected Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million held in escrow was distributed to the Affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Affected Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Affected Funds’ boards selected a new transfer agent for the Affected Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Affected Funds.
18     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC as described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the advisor for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future. As of the date of this report, the Fund’s manager believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Fund or the ability of the Fund’s manager and its affiliates to continue to render services to the Fund under their respective contracts.
   * * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and Salomon Brothers Asset Management Inc (“SBAM”), which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including the Fund) and dismissing those Funds from the case (although stating that they could be brought back into the case
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report      19

Notes to Financial Statements (unaudited) (continued)
if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the 1940 Act, which the court granted plaintiffs leave to repeal as a derivative claim.
   On October 16, 2006, plaintiffs filed their Second Consolidated Amended Complaint (“Second Amended Complaint”) which alleges derivative claims on behalf of nine funds identified in the Second Amended Complaint, under Section 36(b) of the 1940 Act, against CAM, SBAM, SBFM and CGM as investment advisers to the identified funds, as well as CGM as a distributor for the identified funds (collectively, the “Second Amended Complaint Defendants”). The Fund was not identified in the Second Amended Complaint. The Second Amended Complaint alleges no claims against any of the Funds or any of their Board members. Under Section 36(b), the Second Amended Complaint alleges similar facts and seeks similar relief against the Second Amended Complaint Defendants as the Complaint. The Defendants have filed a motion to dismiss the Second Amended Complaint. It is uncertain when the court will decide the motion. No assurances can be given as to the outcome of this matter.
   Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed in the future.

7.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the 1940 Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the 1940 Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, the Fund’s manager believes that this matter is not likely to have a material adverse effect on the Fund.

8.	Special Shareholder Meeting and Reorganization
Shareholders of the Fund approved a number of initiatives designed to streamline and restructure the fund complex. These matters were implemented in early 2007. As noted in the proxy materials, Legg Mason paid for a portion of the costs related to these initiatives. The portions of the costs borne by the Fund were recognized in the period during which the expense was incurred. Such expenses relate to obtaining shareholder votes for proposals presented in the proxy, the election of board members, retirement of board members, as well as printing, mailing, and soliciting proxies.
20     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

9.	Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB Statement 109. FIN 48 supplements FASB Statement 109, Accounting for Income Taxes, by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for this Fund was January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Fund has determined that adopting FIN 48 will not have a material impact on the Fund’s financial statements.
   * * *
   On September 20, 2006, FASB released Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes an authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements. The application of FAS 157 is required for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. At this time, management is evaluating the implications of FAS 157 and its impact on the financial statements has not yet been determined.

10.	Subsequent Events
On August 8, 2007, the Board of Trustees of Legg Mason Partners Variable Equity Trust approved changes to the Fund’s investment objective and investment strategies. In connection with the new investment objective and strategies, the Fund’s name and portfolio managers will change. The new name, investment objective and investment strategies will become effective on November 12, 2007.
   The Fund’s name will change to “Legg Mason Partners Variable Global Equity Portfolio.” The Fund’s investment objective will remain long-term capital growth. The Fund will invest primarily in the common stock of U.S. and non-U.S. issuers, particularly issuers located in countries included in the Morgan Stanley Capital International World Index (the “MSCI World Index”). The MSCI World Index is a free float-adjusted market capitalization index that is designed to measure global developed market equity performance. As of June 2007, the MSCI World Index consisted of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Greece, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report      21

Notes to Financial Statements (unaudited) (continued)
and the United States. Under normal circumstances the Fund invests at least 80% of its assets in equity and equity-related securities. Although the Fund will invest primarily in securities with a market capitalization of greater than U.S. $15 billion, the Fund may invest in securities of any market capitalization, including mid-cap and small-cap securities.
   * * *
   On July 24, 2007, NYSE Regulation, Inc. (“NYSE Regulation”) and the New Jersey Bureau of Securities (“NJBS”) announced they had censured and fined CGM for failing to supervise trading of mutual fund shares and variable annuity mutual fund sub-accounts, failing to prevent deceptive market timing by certain brokers on behalf of hedge-fund customers, and failing to maintain adequate books and records during the period from January 2000 to September 2003. Under the settlement with NYSE Regulation and NJBS, CGM agreed to pay a total of $50 million in disgorgement and penalties and neither admitted nor denied guilt. CGM is a distributor of the Fund. The Fund’s investment manager believes that this settlement will not have any effect on the financial position or results of operations of the Fund. The investment manager has been informed by CGM that the settlement will not affect the ability of CGM to continue to render services to the Fund under its contract.
22     Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value 2007 Semi-Annual Report

Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

TRUSTEES
Paul R. Ades
Andrew L. Breech
Dwight B. Crane
Robert M. Frayn, Jr.
R. Jay Gerken, CFA
  Chairman
Frank G. Hubbard
Howard J. Johnson
David E. Maryatt
Jerome H. Miller
Ken Miller
John J. Murphy
Thomas F. Schlafly
Jerry A. Viscione

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISER
ClearBridge Advisors, LLC

DISTRIBUTORS
Citigroup Global Markets Inc. Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC, Inc. 4400 Computer Drive
Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue
New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

© 2007 Legg Mason
Investor Services, LLC
Member FINRA, SIPC

FDXX010079 8/07 SR07-380

Legg Mason Partners
Variable Multiple Discipline
Portfolio — Global All Cap
Growth and Value

The Fund is a separate investment series of the Legg Mason Partners Variable Equity Trust, a Maryland business trust.

LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO — GLOBAL ALL CAP GROWTH AND VALUE
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on the Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call Legg Mason Partners Shareholder Services at 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov.

ITEM 2. CODE OF ETHICS.
Not Applicable.
ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.
Not Applicable.
ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not Applicable.
ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6. SCHEDULES OF INVESTMENTS.
Included herein under Item 1.
ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
Not applicable.
ITEM 11. CONTROLS AND PROCEDURES.
(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.
(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an Semi-Annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.
ITEM 12. EXHIBITS.
(a) (1) Not Applicable.
Exhibit 99.CODE ETH
(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.CERT
(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.
Exhibit 99.906CERT

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Equity Trust

By:	/s/ R. Jay Gerken

R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust
Date: August 28, 2007
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken

(R. Jay Gerken)
Chief Executive Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2007

By:	/s/ Kaprel Ozsolak

(Kaprel Ozsolak)
Chief Financial Officer of
Legg Mason Partners Variable Equity Trust

Date: August 28, 2007